EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Authorized and subscribed shares (Details) - shares	Mar. 27, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Authorized shares (in shares)		120,000,000,000		120,000,000,000
Subscribed fully paid shares (in shares)		23,743,475,754		23,743,475,754
Total outstanding shares (in shares)	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754